Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Reportable Business Segments	Information with respect to these reportable business segments for the three months ended March 31, 2025 and 2024 was as follows:
	Three Months Ended March 31, 2025
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$349,800	$-	$-	$349,800
Real property operating expenses	(280,390)	-	-	(280,390)
Real property operating income	69,410	-	-	69,410
Income from equity method investment - Lab Services MSO	-	392,677	-	392,677
Other operating expenses	(90,762)	-	(2,178,100)	(2,268,862)
Other (expense) income:
Interest expense	(194,307)	-	(365,711)	(560,018)
Other income (expense)	228	-	(115,546)	(115,318)
Net (loss) income	$(215,431)	$392,677	$(2,659,357)	$(2,482,111)

	Three Months Ended March 31, 2024
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$314,588	$-	$-	$314,588
Real property operating expenses	(263,126)	-	-	(263,126)
Real property operating income	51,462	-	-	51,462
Income from equity method investment - Lab Services MSO	-	107,469	-	107,469
Other operating expenses	(114,287)	-	(887,706)	(1,001,993)
Other (expense) income:
Interest expense	(194,307)	-	(324,700)	(519,007)
Other income (expense)	4	-	(5,448)	(5,444)
Net (loss) income	$(257,128)	$107,469	$(1,217,854)	$(1,367,513)

Information with respect to these reportable business segments for the years ended December 31, 2024 and 2023 was as follows:

	Year Ended December 31, 2024
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$1,333,403	$-	$-	$1,333,403
Real property operating expenses	(1,065,574)	-	-	(1,065,574)
Real property operating income	267,829	-	-	267,829
Loss from equity method investment - Lab Services MSO	-	(846,588)	-	(846,588)
Other operating expenses	(354,311)	-	(3,994,662)	(4,348,973)
Other (expense) income:
Interest expense	(777,228)	-	(1,659,745)	(2,436,973)
Other expense	(80)	-	(538,609)	(538,689)
Net loss	$(863,790)	$(846,588)	$(6,193,016)	$(7,903,394)

	Year Ended December 31, 2023
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$1,255,681	$-	$-	$1,255,681
Real property operating expenses	(1,017,493)	-	-	(1,017,493)
Real property operating income	238,188	-	-	238,188
Loss from equity method investment - Lab Services MSO	-	(8,571,647)	-	(8,571,647)
Other operating expenses	(347,356)	-	(7,072,868)	(7,420,224)
Other (expense) income:
Interest expense	(918,885)	-	(432,617)	(1,351,502)
Other income	15	-	398,160	398,175
Net loss	$(1,028,038)	$(8,571,647)	$(7,107,325)	$(16,707,010)

Schedule of Identifiable Long-Lived Tangible Assets
Identifiable long-lived tangible assets at March 31, 2025 and December 31, 2024	March 31, 2025	December 31, 2024
Real property operations	$6,990,058	$7,034,335
Corporate/Other	1,153	1,298
Total	$6,991,211	$7,035,633

Identifiable long-lived tangible assets at December 31, 2024 and 2023	December 31, 2024	December 31, 2023
Real property operations	$7,034,335	$7,211,641
Corporate/Other	1,298	17,846
Total	$7,035,633	$7,229,487

Schedule of Identifiable Long-Lived Tangible Assets (Geographic Areas)
Identifiable long-lived tangible assets at March 31, 2025 and December 31, 2024	March 31, 2025	December 31, 2024
United States	$6,990,058	$7,034,335
China	1,153	1,298
Total	$6,991,211	$7,035,633

Identifiable long-lived tangible assets at December 31, 2024 and 2023	December 31, 2024	December 31, 2023
United States	$7,034,335	$7,227,533
China	1,298	1,954
Total	$7,035,633	$7,229,487